Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income		$ 248,554	$ 199,488	$ 203,019
Statutory tax rate		26.50%	26.50%	25.00%
Theoretical tax expense		$ 65,867	$ 52,864	$ 50,755
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits		(20,818)	(21,781)	(27,151)
Tax adjustment in respect of different tax rates for foreign subsidiaries		2,433	1,563	1,716
Changes in carry-forward losses and valuation allowances		3,851	1,779	4,986
Taxes resulting from non-deductible expenses		776	2,244	112
Difference in basis of measurement for financial reporting and tax return purposes		(849)	(310)	(431)
Taxes in respect of prior years		(1,358)	(7,658)	(1,946)
Other differences, net	[1]	(3,667)	(3,077)	(2,728)
Actual tax expenses		$ 46,235	$ 25,624	$ 25,313
Effective tax rate		18.60%	12.84%	12.47%
Basic		$ 0.49	$ 0.51	$ 0.64
Diluted		$ 0.49	$ 0.51	$ 0.64

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjk0ZTllNGI0ZmY2MTQwNGY5NmNmZTc0YmJhNjBlNzZjfFRleHRTZWxlY3Rpb246ODU1NUM2NTU0QzRDQTBEQTlGMEYzQTJGRjQ1MzA1Q0MM}